Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	1,123,011,705.30	45,119
Yield Supplement Overcollateralization Amount 06/30/24	90,182,163.64	0
Receivables Balance 06/30/24	1,213,193,868.94	45,119
Principal Payments	42,400,018.11	1,372
Defaulted Receivables	647,856.20	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	85,839,728.02	0
Pool Balance at 07/31/24	1,084,306,266.61	43,723

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.64%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	8,879,359.56	345
Past Due 61-90 days	3,341,643.49	103
Past Due 91-120 days	575,400.49	19
Past Due 121+ days	0.00	0
Total	12,796,403.54	467

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	318,971.21
Aggregate Net Losses/(Gains) - July 2024	328,884.99
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	0.04%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	9,758,756.40
Actual Overcollateralization	9,758,756.40
Weighted Average Contract Rate	7.37%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	59.65

Flow of Funds	$ Amount
Collections	50,258,733.48
Investment Earnings on Cash Accounts	41,775.47
Servicing Fee	(1,010,994.89)
Transfer to Collection Account	-
Available Funds	49,289,514.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,848,432.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	10,098,333.34
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,758,756.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,833,779.04

Total Distributions of Available Funds	49,289,514.06

Servicing Fee	1,010,994.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	1,112,904,599.95
Principal Paid	38,357,089.74
Note Balance @ 08/15/24	1,074,547,510.21

Class A-1
Note Balance @ 07/15/24	110,604,599.95
Principal Paid	38,357,089.74
Note Balance @ 08/15/24	72,247,510.21
Note Factor @ 08/15/24	31.4119610%

Class A-2a
Note Balance @ 07/15/24	200,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	200,000,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-2b
Note Balance @ 07/15/24	228,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	228,500,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-3
Note Balance @ 07/15/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	428,500,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-4
Note Balance @ 07/15/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	89,800,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	37,000,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	18,500,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	5,098,645.28
Total Principal Paid	38,357,089.74
Total Paid	43,455,735.02

Class A-1
Coupon	5.53400%
Interest Paid	527,073.93
Principal Paid	38,357,089.74
Total Paid to A-1 Holders	38,884,163.67

Class A-2a
Coupon	5.48000%
Interest Paid	913,333.33
Principal Paid	0.00
Total Paid to A-2a Holders	913,333.33

Class A-2b
SOFR Rate	5.33741%
Coupon	5.76741%
Interest Paid	1,134,818.02
Principal Paid	0.00
Total Paid to A-2b Holders	1,134,818.02

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.1375033
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.1264219
Total Distribution Amount	35.2639252

A-1 Interest Distribution Amount	2.2916258
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	166.7699554
Total A-1 Distribution Amount	169.0615812

A-2a Interest Distribution Amount	4.5666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5666667

A-2b Interest Distribution Amount	4.9663808
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.9663808

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	263.27
Noteholders' Third Priority Principal Distributable Amount	482.31
Noteholders' Principal Distributable Amount	254.42

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	3,080,896.88
Investment Earnings	13,782.78
Investment Earnings Paid	(13,782.78)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88